Cover	Apr. 24, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	OCEAN CAPITAL ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1209 Orange St
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(323)
Local Phone Number	242-0766
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001926314
Amendment Flag	true
Amendment Description	Amendment No. 6